UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21527

THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4675

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 through June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

Investment Company Report

Meeting Date Range: 01-Jul-2012 - 30-Jun-2013	Report Date:	01-Aug-2013

The Endowment Master Fund

PACIRA PHARMACEUTICALS, INC.

Security:	695127100	Agenda Number: 933810269

Ticker:	PCRX	Meeting Type: Annual

ISIN:	US6951271005	Meeting Date: 11-Jun-13

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1	DIRECTOR

	1 PAUL HASTINGS	Mgmt	For	For

	2 JOHN LONGENECKER	Mgmt	For	For

	3 ANDREAS WICKI	Mgmt	For	For

2	RATIFICATION OF THE APPOINTMENT OF COHNREZNICK LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013.	Mgmt	For	For

3	AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.	Mgmt	For	For

4	AN ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Mgmt	1 Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Endowment Master Fund, L.P.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: August 13, 2013